Finance Income and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance income
Interest	$ 52.3	$ 12.6
Finance income	52.3	12.6
Finance expenses
Standby charges	2.3	2.2
Amortization of debt issue costs	0.5	0.9
Accretion of lease liabilities	0.1	0.1
Finance expenses	$ 2.9	$ 3.2